REGULATORY MATTERS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated
Corporation's and the Bank's actual and required capital amounts and ratios
Total capital to risk weighted assets, Actual Amount	$ 69,573	$ 53,604
Total capital to risk weighted assets, Actual Ratio (as a percent)	14.90%	12.90%
Tier 1 capital to risk weighted assets, Actual Amount	64,355	48,398
Tier 1 capital to risk weighted assets, Actual Ratio (as a percent)	13.80%	11.60%
Tier 1 capital to average assets, Actual Amount	64,355	48,398
Tier 1 capital to average assets, Actual Ratio (as a percent)	12.00%	10.10%
Consolidated | Minimum
Corporation's and the Bank's actual and required capital amounts and ratios
Total capital to risk weighted assets, Adequacy Purposes Amount	37,283	33,314
Total capital to risk weighted assets, Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Tier 1 capital to risk weighted assets, Adequacy Purposes Amount	18,642	16,657
Tier 1 capital to risk weighted assets, Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 capital to average assets, Adequacy Purposes Amount	21,486	19,205
Tier 1 capital to average assets, Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Mbank
Corporation's and the Bank's actual and required capital amounts and ratios
Total capital to risk weighted assets, Actual Amount	56,879	49,551
Total capital to risk weighted assets, Actual Ratio (as a percent)	12.20%	11.90%
Total capital to risk weighted assets, Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 capital to risk weighted assets, Actual Amount	51,701	44,346
Tier 1 capital to risk weighted assets, Actual Ratio (as a percent)	11.10%	10.70%
Tier 1 capital to risk weighted assets, Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 capital to average assets, Actual Amount	51,701	44,346
Tier 1 capital to average assets, Actual Ratio (as a percent)	9.60%	9.20%
Tier 1 capital to average assets, Action Provisions Ratio (as a percent)	5.00%	5.00%
Mbank | Minimum
Corporation's and the Bank's actual and required capital amounts and ratios
Total capital to risk weighted assets, Adequacy Purposes Amount	37,262	33,309
Total capital to risk weighted assets, Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total capital to risk weighted assets, Action Provisions Amount	46,577	41,637
Tier 1 capital to risk weighted assets, Adequacy Purposes Amount	18,631	16,655
Tier 1 capital to risk weighted assets, Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 capital to risk weighted assets, Action Provisions Amount	27,946	24,982
Tier 1 capital to average assets, Adequacy Purposes Amount	21,481	19,196
Tier 1 capital to average assets, Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 capital to average assets, Action Provisions Amount	$ 26,851	$ 23,995